Provision for landfill closure (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Provision for Landfill Closure

The balances by landfill are as follows:

Description	2018	2017
Paulínia	42,379	58,688
Paulínia II	5,008	3,656
Curitiba	25,690	19,053
Itapevi	8,917	11,663
Aracaju	509	356
CGR Guatapará	6,858	6,106
CGR Guatapará – Jardinópolis	1,754	2,764
CGR Guatapará – Piratininga	647	368
Resicontrol – Tremembé	2,184	3,506
Maceió	7,220	4,919
Feira de Santana	1,238	2,446
Sarandi	—	3
CGR Catanduva	—	4

Total	102,404	113,532

Current	5,613	20,651
Non-current	96,791	92,881

Summary of changes in provisions of Landfill Closure

Changes in provisions are as follows:

	2018	2017	2016
Balance at beginning of the year	113,532	101,620	83,071
Additions	9,109	31,318	10,094
Effect of passage of time	8,653	(4,555)	8,455
Reversal	(18,939)	(4,685)	—
Amount used	(9,951)	(10,166)	—

Balance at end of the year	102,404	113,532	101,620

The expected timing of outflows are as follows:

Period	2018	2017
Up to 1 year	5,613	20,651
2 to 5 years	26,371	31,911
After 5 years	70,420	60,970

Total	102,404	113,532